UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund: S&P 500® Covered Call Fund Inc. (BEP)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, S&P 500® Covered Call Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

S&P 500®
Covered Call Fund Inc.
Semi-Annual Report
(Unaudited)
June 30, 2009

S&P 500® Covered Call Fund Inc.

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of S&P 500® Covered Call Fund Inc. voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	13,849,422	533,704
	Steven W. Kohlhagen	13,848,984	534,142
	William J. Rainer	13,835,269	547,857
	Laura S. Unger	13,858,287	524,839

2	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objective of S&P 500® Covered Call Fund Inc. (the “Fund”) is to seek total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500® BuyWrite IndexSM (the “BXM Index”). The BXM Index is a passive, total return index that is based on purchasing the common stocks of all of the companies included in the Standard and Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), weighted in the same proportions as the S&P 500 (the “Stocks”), and writing (selling) call options on the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

Symbol on New York Stock Exchange (“NYSE”)	BEP
Initial Offering Date	March 31, 2005
Yield on Closing Market Price as of June 30, 2009 ($10.37)*	19.29%
Current Semi-Annual Distribution per share of Common Stock**	$1.00
Current Annualized Distribution per share of Common Stock**	$2.00

*

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$10.37	$9.17	13.09%	$12.76	$7.91
Net Asset Value	$9.62	$9.96	(3.41%)	$10.62	$8.38

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 6.39% based on net asset value per share and 24.57% based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the CBOE S&P 500® Buy Write IndexSM, had a total investment return of 7.71%. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

Exxon Mobil Corp.	3.9%
Microsoft Corp.	2.1
Johnson & Johnson	1.8
The Procter & Gamble Co.	1.7
AT&T Inc.	1.7
International Business Machines Corp.	1.6
JPMorgan Chase & Co.	1.5
Chevron Corp.	1.5
Apple, Inc.	1.5
General Electric Co.	1.4

Five Largest Industries	Percent of Net Assets

Oil, Gas & Consumable Fuels	9.8%
Pharmaceuticals	6.9
Computers & Peripherals	5.0
Software	4.0
Diversified Financial Services	3.5

Sector Representation	Percent of Total Investments

Information Technology	18.4%
Health Care	14.0
Financials	13.6
Energy	12.4
Consumer Staples	12.0
Industrials	9.8
Consumer Discretionary	9.0
Utilities	4.1
Telecommunication Services	3.5
Materials	3.2

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

S&P 500 and Standard & Poor’s 500 are registered trademarks of the McGraw-Hill Companies.
CBOE, Volatility and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	3

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 2.6%
	Boeing Co.	14,397	$611,873
	General Dynamics Corp.	7,633	422,792
	Goodrich Corp.	2,457	122,776
	Honeywell International, Inc.	14,747	463,056
	ITT Corp.	3,609	160,601
	L-3 Communications Holdings, Inc.	2,311	160,337
	Lockheed Martin Corp.	6,476	522,289
	Northrop Grumman Corp.	6,413	292,946
	Precision Castparts Corp.	2,778	202,877
	Raytheon Co.	7,813	347,132
	Rockwell Collins, Inc.	3,134	130,782
	United Technologies Corp.	18,677	970,457

			4,407,918

	Air Freight & Logistics — 1.0%
	C.H. Robinson Worldwide, Inc.	3,361	175,276
	Expeditors International Washington, Inc.	4,211	140,395
	FedEx Corp.	6,180	343,732
	United Parcel Service, Inc. Class B	19,727	986,153

			1,645,556

	Airlines — 0.1%
	Southwest Airlines Co.	14,693	98,884

	Auto Components — 0.2%
	The Goodyear Tire & Rubber Co. (a)	4,792	53,958
	Johnson Controls, Inc.	11,782	255,905

			309,863

	Automobiles — 0.3%
	Ford Motor Co. (a)	63,804	387,290
	Harley-Davidson, Inc.	4,648	75,344

			462,634

	Beverages — 2.4%
	Brown-Forman Corp. Class B	1,941	83,424
	The Coca-Cola Co.	39,471	1,894,213
	Coca-Cola Enterprises, Inc.	6,295	104,812
	Constellation Brands, Inc. Class A (a)	3,899	49,439
	Dr. Pepper Snapple Group, Inc. (a)	5,036	106,713
	Molson Coors Brewing Co. Class B	2,956	125,127
	Pepsi Bottling Group, Inc.	2,709	91,673
	PepsiCo, Inc.	30,865	1,696,340

			4,151,741

	Biotechnology — 1.7%
	Amgen, Inc. (a)	20,071	1,062,559
	Biogen Idec, Inc. (a)	5,721	258,303
	Celgene Corp. (a)	9,121	436,349
	Cephalon, Inc. (a)	1,465	82,992
	Genzyme Corp. (a)	5,348	297,723
	Gilead Sciences, Inc. (a)	17,970	841,715

			2,979,641

	Building Products — 0.0%
	Masco Corp.	7,123	68,238

	Capital Markets — 2.8%
	Ameriprise Financial, Inc.	5,058	122,758
	The Bank of New York Mellon Corp.	23,701	694,676
	The Charles Schwab Corp.	18,610	326,419
	E*Trade Financial Corp. (a)	19,968	25,559
	Federated Investors, Inc. Class B	1,767	42,567

Industry	Common Stocks	Shares Held	Value

Capital Markets (concluded)
	Franklin Resources, Inc.	2,987	$215,094
	The Goldman Sachs Group, Inc.	9,974	1,470,567
	Invesco Ltd. (b)	8,155	145,322
	Janus Capital Group, Inc.	3,197	36,446
	Legg Mason, Inc.	2,835	69,117
	Morgan Stanley	26,798	764,011
	Northern Trust Corp.	4,777	256,429
	State Street Corp.	9,789	462,041
	T. Rowe Price Group, Inc.	5,065	211,059

			4,842,065

Chemicals — 1.7%
	Air Products & Chemicals, Inc.	4,162	268,824
	CF Industries Holdings, Inc.	958	71,026
	The Dow Chemical Co.	21,331	344,282
	E.I. du Pont de Nemours & Co.	17,917	459,034
	Eastman Chemical Co.	1,440	54,576
	Ecolab, Inc.	3,329	129,798
	International Flavors & Fragrances, Inc.	1,562	51,109
	Monsanto Co.	10,820	804,359
	PPG Industries, Inc.	3,261	143,158
	Praxair, Inc.	6,096	433,243
	Sigma-Aldrich Corp.	2,425	120,183

			2,879,592

Commercial Banks — 2.5%
	BB&T Corp.	12,825	281,894
	Comerica, Inc.	3,002	63,492
	Fifth Third Bancorp	14,570	103,447
	First Horizon National Corp.	4,255	51,055
	Huntington Bancshares, Inc.	10,777	45,048
	KeyCorp	14,035	73,543
	M&T Bank Corp.	1,623	82,659
	Marshall & Ilsley Corp.	6,994	33,571
	The PNC Financial Services Group, Inc.	9,125	354,141
	Regions Financial Corp.	22,899	92,512
	SunTrust Banks, Inc.	9,213	151,554
	U.S. Bancorp	37,625	674,240
	Wells Fargo & Co.	92,309	2,239,416
	Zions Bancorporation	2,283	26,391

			4,272,963

Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	2,238	57,472
	Cintas Corp.	2,608	59,567
	Iron Mountain, Inc. (a)	3,566	102,523
	Pitney Bowes, Inc.	4,096	89,825
	R.R. Donnelley & Sons Co.	4,073	47,328
	Republic Services, Inc. Class A	6,391	156,004
	Stericycle, Inc. (a)	1,684	86,777
	Waste Management, Inc.	9,756	274,729

			874,225

Communications Equipment — 2.5%
	Ciena Corp. (a)	1,800	18,630
	Cisco Systems, Inc. (a)	114,352	2,131,521
	Harris Corp.	2,625	74,445
	JDS Uniphase Corp. (a)	4,371	25,002
	Juniper Networks, Inc. (a)	10,365	244,614
	Motorola, Inc.	45,449	301,327
	QUALCOMM, Inc.	32,812	1,483,102
	Tellabs, Inc. (a)	7,855	45,009

			4,323,650

4	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Computers & Peripherals — 5.0%
	Apple, Inc. (a)	17,680	$2,518,162
	Dell, Inc. (a)	34,478	473,383
	EMC Corp. (a)	39,909	522,808
	Hewlett-Packard Co.	47,309	1,828,493
	International Business Machines Corp.	26,198	2,735,595
	Lexmark International, Inc. Class A (a)	1,546	24,504
	NetApp, Inc. (a)	6,566	129,482
	QLogic Corp. (a)	2,356	29,874
	SanDisk Corp. (a)	4,489	65,943
	Sun Microsystems, Inc. (a)	14,795	136,410
	Teradata Corp. (a)	3,424	80,224

			8,544,878

	Construction & Engineering — 0.2%
	Fluor Corp.	3,565	182,849
	Jacobs Engineering Group, Inc. (a)	2,444	102,868
	Quanta Services, Inc. (a)	3,866	89,421

			375,138

	Construction Materials — 0.1%
	Vulcan Materials Co.	2,419	104,259

	Consumer Finance — 0.5%
	American Express Co.	23,542	547,116
	Capital One Financial Corp.	8,958	196,001
	Discover Financial Services, Inc.	9,548	98,058
	SLM Corp. (a)	9,268	95,182

			936,357

	Containers & Packaging — 0.2%
	Ball Corp.	1,862	84,088
	Bemis Co.	1,982	49,946
	Owens-Illinois, Inc. (a)	3,336	93,441
	Pactiv Corp. (a)	2,611	56,659
	Sealed Air Corp.	3,145	58,025

			342,159

	Distributors — 0.1%
	Genuine Parts Co.	3,166	106,251

	Diversified Consumer Services — 0.2%
	Apollo Group, Inc. Class A (a)	2,136	151,912
	DeVry, Inc.	1,223	61,199
	H&R Block, Inc.	6,743	116,182

			329,293

	Diversified Financial Services — 3.5%
	Bank of America Corp. (c)	160,338	2,116,462
	CIT Group, Inc.	7,717	16,592
	CME Group, Inc.	1,317	409,732
	Citigroup, Inc.	109,295	324,606
	IntercontinentalExchange, Inc. (a)	1,442	164,734
	JPMorgan Chase & Co.	77,343	2,638,170
	Leucadia National Corp.	3,598	75,882
	Moody’s Corp.	3,782	99,656
	The NASDAQ Stock Market, Inc. (a)	2,726	58,091
	NYSE Euronext	5,155	140,474

			6,044,399

Industry	Common Stocks	Shares Held	Value

Diversified Telecommunication Services — 2.9%
	AT&T Inc.	116,972	$2,905,584
	CenturyTel, Inc.	2,002	61,461
	Embarq Corp.	2,831	119,072
	Frontier Communications Corp.	6,193	44,218
	Qwest Communications International Inc.	29,329	121,715
	Verizon Communications, Inc.	56,316	1,730,591
	Windstream Corp.	8,659	72,389

			5,055,030

Electric Utilities — 2.2%
	Allegheny Energy, Inc.	3,363	86,261
	American Electric Power Co., Inc.	9,452	273,068
	Duke Energy Corp.	25,518	372,308
	Edison International	6,468	203,483
	Entergy Corp.	3,888	301,398
	Exelon Corp.	13,068	669,212
	FPL Group, Inc.	8,144	463,068
	FirstEnergy Corp.	6,051	234,476
	Northeast Utilities Inc.	3,472	77,460
	PPL Corp.	7,451	245,585
	Pepco Holdings, Inc.	4,361	58,612
	Pinnacle West Capital Corp.	2,005	60,451
	Progress Energy, Inc.	5,532	209,276
	The Southern Co.	15,512	483,354

			3,738,012

Electrical Equipment — 0.4%
	Cooper Industries Ltd. Class A	3,301	102,496
	Emerson Electric Co.	14,898	482,695
	Rockwell Automation, Inc.	2,815	90,418

			675,609

Electronic Equipment, Instruments & Components — 0.5%
	Agilent Technologies, Inc. (a)	6,807	138,250
	Amphenol Corp. Class A	3,398	107,513
	Corning, Inc.	30,807	494,760
	Flir Systems, Inc. (a)	2,979	67,206
	Jabil Circuit, Inc.	4,245	31,498
	Molex, Inc.	2,751	42,778

			882,005

Energy Equipment & Services — 1.7%
	BJ Services Co.	5,798	79,027
	Baker Hughes, Inc.	6,142	223,814
	Cameron International Corp. (a)	4,306	121,860
	Diamond Offshore Drilling, Inc.	1,376	114,277
	ENSCO International, Inc.	2,808	97,915
	FMC Technologies, Inc. (a)	2,450	92,071
	Halliburton Co.	17,786	368,170
	Nabors Industries Ltd. (a)	5,617	87,513
	National Oilwell Varco, Inc. (a)	8,286	270,621
	Rowan Cos., Inc.	2,244	43,354
	Schlumberger Ltd.	23,720	1,283,489
	Smith International, Inc.	4,353	112,090

			2,894,201

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Food & Staples Retailing — 2.8%
	CVS Caremark Corp.	28,864	$919,896
	Costco Wholesale Corp.	8,601	393,066
	The Kroger Co.	12,933	285,173
	SUPERVALU, Inc.	4,204	54,442
	SYSCO Corp.	11,698	262,971
	Safeway, Inc.	8,444	172,004
	Wal-Mart Stores, Inc.	44,243	2,143,131
	Walgreen Co.	19,661	578,033
	Whole Foods Market, Inc.	2,778	52,726

			4,861,442

Food Products — 1.6%
	Archer-Daniels-Midland Co.	12,728	340,729
	Campbell Soup Co.	3,959	116,474
	ConAgra Foods, Inc.	8,876	169,177
	Dean Foods Co. (a)	3,510	67,357
	General Mills, Inc.	6,522	365,362
	H.J. Heinz Co.	6,246	222,982
	The Hershey Co.	3,284	118,224
	Hormel Foods Corp.	1,388	47,942
	The J.M. Smucker Co.	2,344	114,059
	Kellogg Co.	5,004	233,036
	Kraft Foods, Inc.	29,198	739,877
	McCormick & Co., Inc.	2,583	84,025
	Sara Lee Corp.	13,791	134,600
	Tyson Foods, Inc. Class A	5,989	75,521

			2,829,365

Gas Utilities — 0.1%
	EQT Corp	2,590	90,417
	Nicor, Inc.	891	30,846
	Questar Corp.	3,447	107,064

			228,327

Health Care Equipment & Supplies — 1.9%
	Baxter International, Inc.	11,995	635,255
	Becton Dickinson & Co.	4,758	339,293
	Boston Scientific Corp. (a)	29,866	302,841
	C.R. Bard, Inc.	1,974	146,964
	Dentsply International, Inc.	2,949	90,003
	Hospira, Inc. (a)	3,182	122,571
	Intuitive Surgical, Inc. (a)	750	122,745
	Medtronic, Inc.	22,170	773,511
	St. Jude Medical, Inc. (a)	6,872	282,439
	Stryker Corp.	4,723	187,692
	Varian Medical Systems, Inc. (a)	2,485	87,323
	Zimmer Holdings, Inc. (a)	4,264	181,646

			3,272,283

Health Care Providers & Services — 2.0%
	Aetna, Inc.	8,860	221,943
	AmerisourceBergen Corp.	5,987	106,209
	Cardinal Health, Inc.	7,139	218,096
	Cigna Corp.	5,408	130,279
	Coventry Health Care, Inc. (a)	2,951	55,213
	DaVita, Inc. (a)	2,053	101,541
	Express Scripts, Inc. (a)	5,373	369,394
	Humana, Inc. (a)	3,363	108,490
	Laboratory Corp. of America Holdings (a)	2,147	145,545
	McKesson Corp.	5,381	236,764
	Medco Health Solutions, Inc. (a)	9,563	436,168

Industry	Common Stocks	Shares Held	Value

	Health Care Providers & Services (concluded)
	Patterson Cos., Inc. (a)	1,816	$39,407
	Quest Diagnostics, Inc.	2,977	167,992
	Tenet Healthcare Corp. (a)	8,278	23,344
	UnitedHealth Group, Inc.	23,583	589,103
	WellPoint, Inc. (a)	9,608	488,951

			3,438,439

	Health Care Technology — 0.0%
	IMS Health, Inc.	3,601	45,733

	Hotels, Restaurants & Leisure — 1.4%
	Carnival Corp.	8,691	223,967
	Darden Restaurants, Inc.	2,719	89,673
	International Game Technology	5,874	93,397
	Marriott International, Inc. Class A	5,886	129,896
	McDonald’s Corp.	21,873	1,257,479
	Starbucks Corp. (a)	14,583	202,558
	Starwood Hotels & Resorts Worldwide, Inc.	3,701	82,162
	Wyndham Worldwide Corp.	3,524	42,711
	Wynn Resorts Ltd. (a)	1,342	47,373
	Yum! Brands, Inc.	9,151	305,094

			2,474,310

	Household Durables — 0.3%
	Black & Decker Corp.	1,194	34,220
	Centex Corp.	2,461	20,820
	D.R. Horton, Inc.	5,470	51,199
	Fortune Brands, Inc.	2,981	103,560
	Harman International Industries, Inc.	1,374	25,831
	KB Home	1,467	20,069
	Leggett & Platt, Inc.	3,114	47,426
	Lennar Corp. Class A	2,797	27,103
	Newell Rubbermaid, Inc.	5,503	57,286
	Pulte Homes, Inc.	4,261	37,625
	Snap-On, Inc.	1,141	32,792
	The Stanley Works	1,560	52,790
	Whirlpool Corp.	1,455	61,925

			572,646

	Household Products — 2.5%
	Clorox Co.	2,760	154,091
	Colgate-Palmolive Co.	9,904	700,609
	Kimberly-Clark Corp.	8,215	430,712
	The Procter & Gamble Co.	57,786	2,952,865

			4,238,277

	IT Services — 1.0%
	Affiliated Computer Services, Inc. Class A (a)	1,931	85,775
	Automatic Data Processing, Inc.	9,945	352,451
	Cognizant Technology Solutions Corp. (a)	5,792	154,646
	Computer Sciences Corp. (a)	2,999	132,856
	Convergys Corp. (a)	2,426	22,513
	Fidelity National Information Services, Inc.	3,791	75,668
	Fiserv, Inc. (a)	3,085	140,985
	MasterCard, Inc. Class A	1,438	240,592
	Paychex, Inc.	6,375	160,650
	Total System Services, Inc.	3,916	52,435
	The Western Union Co.	13,904	228,026

			1,646,597

6	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Independent Power Producers & Energy Traders — 0.2%
	The AES Corp. (a)	13,226	$153,554
	Constellation Energy Group, Inc.	3,953	105,071
	Dynegy, Inc. Class A (a)	10,049	22,811

			281,436

	Industrial Conglomerates — 1.9%
	3M Co.	13,773	827,757
	General Electric Co.	209,946	2,460,567
	Textron, Inc.	5,329	51,478

			3,339,802

	Insurance — 2.2%
	AON Corp.	5,488	207,831
	Aflac, Inc.	9,267	288,111
	The Allstate Corp.	10,642	259,665
	American International Group, Inc.	53,347	61,883
	Assurant, Inc.	2,338	56,322
	Chubb Corp.	6,981	278,402
	Cincinnati Financial Corp.	3,226	72,101
	Genworth Financial, Inc. Class A	8,589	60,037
	Hartford Financial Services Group, Inc.	6,456	76,633
	Lincoln National Corp.	5,870	101,023
	Loews Corp.	7,167	196,376
	MBIA, Inc. (a)	3,379	14,631
	Marsh & McLennan Cos., Inc.	10,360	208,547
	MetLife, Inc.	16,228	487,002
	Principal Financial Group, Inc.	6,158	116,017
	The Progressive Corp.	13,502	204,015
	Prudential Financial, Inc.	9,177	341,568
	Torchmark Corp.	1,640	60,746
	The Travelers Cos., Inc.	11,610	476,474
	UnumProvident Corp.	6,575	104,280
	XL Capital Ltd. Class A	6,782	77,722

			3,749,386

	Internet & Catalog Retail — 0.4%
	Amazon.com, Inc. (a)	6,381	533,834
	Expedia, Inc. (a)	4,164	62,918

			596,752

	Internet Software & Services — 1.7%
	Akamai Technologies, Inc. (a)	3,426	65,711
	eBay, Inc. (a)	21,426	367,027
	Google, Inc. Class A (a)	4,757	2,005,504
	VeriSign, Inc. (a)	3,818	70,557
	Yahoo! Inc. (a)	27,655	433,077

			2,941,876

	Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	5,315	15,732
	Hasbro, Inc.	2,467	59,800
	Mattel, Inc.	7,116	114,212

			189,744

	Life Sciences Tools & Services — 0.4%
	Life Technologies Corp (a)	3,463	144,476
	Millipore Corp. (a)	1,100	77,231
	PerkinElmer, Inc.	2,306	40,124
	Thermo Fisher Scientific, Inc. (a)	8,301	338,432
	Waters Corp. (a)	1,911	98,359

			698,622

Industry	Common Stocks	Shares Held	Value

	Machinery — 1.3%
	Caterpillar, Inc.	11,929	$394,134
	Cummins, Inc.	3,997	140,734
	Danaher Corp.	5,063	312,590
	Deere & Co.	8,381	334,821
	Dover Corp.	3,693	122,201
	Eaton Corp.	3,280	146,321
	Flowserve Corp.	1,110	77,489
	Illinois Tool Works, Inc.	7,630	284,904
	Manitowoc Co.	2,580	13,571
	PACCAR, Inc.	7,201	234,105
	Pall Corp.	2,337	62,071
	Parker Hannifin Corp.	3,191	137,085

			2,260,026

	Media — 2.4%
	CBS Corp. Class B	13,471	93,219
	Comcast Corp. Class A	57,165	828,321
	The DIRECTV Group, Inc. (a)	10,392	256,786
	Gannett Co., Inc.	4,608	16,451
	Interpublic Group of Cos., Inc. (a)	9,484	47,894
	The McGraw-Hill Cos., Inc.	6,242	187,947
	Meredith Corp.	715	18,268
	The New York Times Co. Class A	2,306	12,706
	News Corp. Class A	45,605	415,462
	Omnicom Group Inc.	6,172	194,912
	Scripps Networks Interactive	1,794	49,927
	Time Warner Cable, Inc.	6,993	221,468
	Time Warner, Inc.	23,721	597,532
	Viacom, Inc. Class B (a)	12,023	272,922
	Walt Disney Co.	36,811	858,801
	The Washington Post Co. Class B	114	40,149

			4,112,765

	Metals & Mining — 0.9%
	AK Steel Holding Corp.	2,166	41,565
	Alcoa, Inc.	19,316	199,534
	Allegheny Technologies, Inc.	1,935	67,590
	Freeport-McMoRan Copper & Gold, Inc. Class B	8,163	409,048
	Newmont Mining Corp.	9,712	396,929
	Nucor Corp.	6,234	276,977
	Titanium Metals Corp.	1,690	15,531
	United States Steel Corp.	2,842	101,573

			1,508,747

	Multi-Utilities — 1.3%
	Ameren Corp.	4,234	105,384
	CMS Energy Corp.	4,499	54,348
	CenterPoint Energy, Inc.	6,924	76,718
	Consolidated Edison, Inc.	5,436	203,415
	DTE Energy Co.	3,241	103,712
	Dominion Resources, Inc.	11,696	390,880
	Integrys Energy Group, Inc.	1,517	45,495
	NiSource, Inc.	5,445	63,489
	PG&E Corp.	7,303	280,727
	Public Service Enterprise Group, Inc.	10,032	327,344
	SCANA Corp.	2,406	78,123
	Sempra Energy	4,843	240,358
	TECO Energy, Inc.	4,227	50,428
	Wisconsin Energy Corp.	2,315	94,244
	Xcel Energy, Inc.	9,034	166,316

			2,280,981

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Multiline Retail — 0.8%
	Big Lots, Inc. (a)	1,630	$34,279
	Family Dollar Stores, Inc.	2,778	78,617
	J.C. Penney Co., Inc.	4,411	126,640
	Kohl’s Corp. (a)	6,049	258,595
	Macy’s, Inc.	8,338	98,055
	Nordstrom, Inc.	3,174	63,131
	Sears Holdings Corp. (a)	1,070	71,176
	Target Corp.	14,914	588,656

			1,319,149

	Office Electronics — 0.0%
	Xerox Corp.	17,145	111,100

	Oil, Gas & Consumable Fuels — 9.8%
	Anadarko Petroleum Corp.	9,897	449,225
	Apache Corp.	6,646	479,509
	Cabot Oil & Gas Corp. Class A	2,055	62,965
	Chesapeake Energy Corp.	11,173	221,561
	Chevron Corp.	39,744	2,633,040
	ConocoPhillips	29,373	1,235,428
	Consol Energy, Inc.	3,588	121,848
	Denbury Resources, Inc. (a)	4,931	72,634
	Devon Energy Corp.	8,810	480,145
	EOG Resources, Inc.	4,957	336,679
	El Paso Corp.	13,898	128,279
	Exxon Mobil Corp.	96,744	6,763,373
	Hess Corp.	5,633	302,774
	Marathon Oil Corp.	14,032	422,784
	Massey Energy Co.	1,697	33,159
	Murphy Oil Corp.	3,787	205,710
	Noble Energy, Inc.	3,432	202,385
	Occidental Petroleum Corp.	16,070	1,057,567
	Peabody Energy Corp.	5,308	160,089
	Pioneer Natural Resources Co.	2,260	57,630
	Range Resources Corp.	3,101	128,412
	Southwestern Energy Co. (a)	6,821	264,996
	Spectra Energy Corp.	12,787	216,356
	Sunoco, Inc.	2,313	53,662
	Tesoro Corp.	2,741	34,893
	Valero Energy Corp.	11,029	186,280
	Williams Cos., Inc.	11,498	179,484
	XTO Energy, Inc.	11,493	438,343

			16,929,210

	Paper & Forest Products — 0.2%
	International Paper Co.	8,569	129,649
	MeadWestvaco Corp.	3,391	55,646
	Weyerhaeuser Co.	4,194	127,623

			312,918

	Personal Products — 0.2%
	Avon Products, Inc.	8,464	218,202
	The Estée Lauder Cos., Inc. Class A	2,304	75,272

			293,474

	Pharmaceuticals — 6.9%
	Abbott Laboratories	30,640	1,441,306
	Allergan, Inc.	6,105	290,476
	Bristol-Myers Squibb Co.	39,272	797,614

Industry	Common Stocks	Shares Held	Value

	Pharmaceuticals (concluded)
	Eli Lilly & Co.	20,046	$694,393
	Forest Laboratories, Inc. (a)	5,987	150,334
	Johnson & Johnson	54,631	3,103,041
	King Pharmaceuticals, Inc. (a)	4,916	47,341
	Merck & Co., Inc.	41,806	1,168,896
	Mylan, Inc. (a)	6,048	78,926
	Pfizer, Inc.	133,784	2,006,760
	Schering-Plough Corp.	32,287	811,049
	Watson Pharmaceuticals, Inc. (a)	2,090	70,412
	Wyeth	26,431	1,199,703

			11,860,251

	Professional Services — 0.1%
	Dun & Bradstreet Corp.	1,054	85,595
	Equifax, Inc.	2,511	65,537
	Monster Worldwide, Inc. (a)	2,499	29,513
	Robert Half International, Inc.	3,030	71,569

			252,214

	Real Estate Investment Trusts (REITs) — 0.9%
	Apartment Investment & Management Co. Class A	2,329	20,612
	AvalonBay Communities, Inc.	1,583	88,553
	Boston Properties, Inc.	2,746	130,984
	Equity Residential	5,429	120,687
	HCP, Inc.	5,398	114,384
	Health Care REIT, Inc.	2,199	74,986
	Host Marriott Corp.	11,919	100,000
	Kimco Realty Corp.	6,417	64,491
	Plum Creek Timber Co., Inc.	3,228	96,130
	ProLogis	8,775	70,727
	Public Storage	2,482	162,521
	Simon Property Group, Inc.	5,506	283,174
	Ventas, Inc.	3,100	92,566
	Vornado Realty Trust	2,516	113,295

			1,533,110

	Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc. (a)	4,691	43,908

	Road & Rail — 0.9%
	Burlington Northern Santa Fe Corp.	5,525	406,309
	CSX Corp.	7,761	268,763
	Norfolk Southern Corp.	7,275	274,049
	Ryder System, Inc.	1,101	30,740
	Union Pacific Corp.	9,989	520,027

			1,499,888

	Semiconductors & Semiconductor Equipment — 2.3%
	Advanced Micro Devices, Inc. (a)	11,114	43,011
	Altera Corp.	5,822	94,782
	Analog Devices, Inc.	5,782	143,278
	Applied Materials, Inc.	26,428	289,915
	Broadcom Corp. Class A (a)	8,474	210,070
	Intel Corp.	110,727	1,832,532
	KLA-Tencor Corp.	3,372	85,143
	LSI Corp. (a)	12,866	58,669
	Linear Technology Corp.	4,405	102,857

8	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Semiconductors & Semiconductor Equipment (concluded)
	MEMC Electronic Materials, Inc. (a)	4,431	$78,916
	Microchip Technology, Inc.	3,625	81,744
	Micron Technology, Inc. (a)	16,787	84,942
	National Semiconductor Corp.	3,861	48,456
	Novellus Systems, Inc. (a)	1,935	32,315
	Nvidia Corp. (a)	10,829	122,259
	Teradyne, Inc. (a)	3,429	23,523
	Texas Instruments, Inc.	25,247	537,761
	Xilinx, Inc.	5,463	111,773

			3,981,946

Software — 3.9%
	Adobe Systems, Inc. (a)	10,383	293,839
	Autodesk, Inc. (a)	4,528	85,941
	BMC Software, Inc. (a)	3,666	123,874
	CA, Inc.	7,818	136,268
	Citrix Systems, Inc. (a)	3,588	114,421
	Compuware Corp. (a)	4,797	32,907
	Electronic Arts, Inc. (a)	6,403	139,073
	Intuit, Inc. (a)	6,405	180,365
	McAfee, Inc. (a)	3,080	129,945
	Microsoft Corp.	151,741	3,606,884
	Novell, Inc. (a)	6,837	30,972
	Oracle Corp.	75,088	1,608,385
	Salesforce.com, Inc. (a)	2,098	80,081
	Symantec Corp. (a)	16,214	252,290

			6,815,245

Specialty Retail — 1.8%
	Abercrombie & Fitch Co. Class A	1,742	44,229
	AutoNation, Inc. (a)	2,135	37,042
	AutoZone, Inc. (a)	716	108,195
	Bed Bath & Beyond, Inc. (a)	5,156	158,547
	Best Buy Co., Inc.	6,768	226,660
	GameStop Corp. Class A (a)	3,264	71,841
	The Gap, Inc.	9,118	149,535
	Home Depot, Inc.	33,630	794,677
	Limited Brands, Inc.	5,355	64,099
	Lowe’s Cos., Inc.	29,273	568,189
	O’Reilly Automotive, Inc. (a)	2,689	102,397
	Office Depot, Inc. (a)	5,446	24,834
	RadioShack Corp.	2,475	34,551
	The Sherwin-Williams Co.	1,955	105,081
	Staples, Inc.	14,182	286,051
	TJX Cos., Inc.	8,199	257,941
	Tiffany & Co.	2,460	62,386

			3,096,255

Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc.	6,296	169,236
	Nike, Inc. Class B	7,688	398,085
	Polo Ralph Lauren Corp.	1,122	60,072
	VF Corp.	1,754	97,084

			724,477

Industry	Common Stocks	Shares Held	Value

Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	10,339	$137,405
	People’s United Financial, Inc.	6,913	103,972

			241,377

Tobacco — 1.6%
	Altria Group, Inc.	40,993	671,875
	Lorillard, Inc.	3,327	225,471
	Philip Morris International, Inc.	38,890	1,696,382
	Reynolds American, Inc.	3,353	129,493

			2,723,221

Trading Companies & Distributors — 0.1%
	Fastenal Co.	2,558	84,849
	W.W. Grainger, Inc.	1,234	101,040

			185,889

Wireless Telecommunication Services — 0.3%
	American Tower Corp. Class A (a)	7,883	248,551
	MetroPCS Communications, Inc. (a)	5,022	66,843
	Sprint Nextel Corp. (a)	56,925	273,809

			589,203

	Total Common Stocks (Cost — $191,609,276) — 92.5%		159,424,952

Short-Term Securities	Maturity Date	Interest Rate	Face Amount

Time Deposits — 8.2%
State Street Bank & Trust Co.	7/01/09	0.01%	$14,133,174	14,133,174

	Total Short-Term Securities (Cost — $14,133,174) — 8.2%			14,133,174

	Total Investments Before Options Written (Cost — $205,742,450*) — 100.7%			173,558,126

Options Written	Number of Contracts

Call Options Written
S&P 500 Index, expiring July 2009 at USD 930	1,878	(2,366,280)

Total Options Written (Premiums Received — $3,853,659) — (1.4%)		(2,366,280)

Total Investments, Net of Options Written (Net Cost — $201,888,791) — 99.3%		171,191,846
Other Assets Less Liabilities — 0.7%		1,246,769

Net Assets — 100.0%		$172,438,615

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	9

Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$173,369,088

Gross unrealized appreciation	$2,244,147
Gross unrealized depreciation	(2,055,109)

Net unrealized appreciation	$189,038

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	—	$775,097	$(562,691)	$3,102

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Depreciation

291	E-MINI S&P 500	September 2009	$13,583,407	$(262,882)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

	Assets	Liabilities

Level 1	$159,424,952	$(2,629,162)
Level 2	14,133,174	—
Level 3	—	—

Total	$173,558,126	$(2,629,162)

†	Other financial instruments are futures and options.

See Notes to Financial Statements.

10	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $200,278,289)		$171,441,664
Investments in affiliated securities, at value (identified cost — $5,464,161)		2,116,462
Cash collateral on financial futures contracts		1,309,500
Receivables:
Dividends	$232,850
Securities sold	135,031	367,881

Prepaid expenses and other assets		22,452

Total assets		175,257,959

Liabilities

Options written, at value (premiums received — $3,853,659)		2,366,280
Payables:
Securities purchased	160,444
Investment advisory fees	132,952
Variation margin	82,935	376,331

Accrued expenses		76,733

Total liabilities		2,819,344

Net Assets

Net assets		$172,438,615

Capital

Common Stock, $.001 par value, 100,000,000 shares authorized		$17,919
Paid-in capital in excess of par		265,116,753
Accumulated distributions in excess of investment income — net	$(16,547,932)
Accumulated realized capital losses — net	(45,188,298)
Unrealized depreciation — net	(30,959,827)

Total accumulated losses — net		(92,696,057)

Total capital — Equivalent to $9.62 per share based on 17,918,589 shares of Common Stock outstanding (market price — $10.37)		$172,438,615

See Notes to Financial Statements.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	11

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends (including $3,102 from affiliates)		$2,128,420
Interest		764

Total income		2,129,184

Expenses

Investment advisory fees	$772,054
Professional fees	42,818
Accounting services	37,456
Directors’ fees and expenses	29,249
Transfer agent fees	23,493
Printing and stockholder reports	20,905
Custodian fees	13,854
Listing fees	11,363
Insurance expenses	10,428
Licensing fees	8,596
Other	6,600

Total expenses		976,816

Investment income — net		1,152,368

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $(526,691) loss from affiliates)	(6,371,598)
Financial futures contracts — net	2,703,134
Options written — net	6,019,394	2,350,930

Change in unrealized appreciation/depreciation on:
Investments — net	9,427,554
Financial futures contracts — net	(385,322)
Options written — net	(879,512)	8,162,720

Total realized and unrealized gain — net		10,513,650

Net Increase in Net Assets Resulting from Operations		$11,666,018

See Notes to Financial Statements.

12	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations

Investment income — net	$1,152,368	$3,057,723
Realized gain — net	2,350,930	9,465,954
Change in unrealized appreciation/depreciation — net	8,162,720	(94,308,497)

Net increase (decrease) in net assets resulting from operations	11,666,018	(81,784,820)

Dividends & Distributions to Stockholders

Investment income — net	(17,700,300)†	(3,057,723)
Tax return of capital	—	(32,178,930)

Net decrease in net assets resulting from dividends and distributions to stockholders	(17,700,300)	(35,236,653)

Common Stock Transactions

Value of shares issued to stockholders in reinvestment of dividends and distributions	2,153,906	2,383,761

Net Assets

Total decrease in net assets	(3,880,376)	(114,637,712)
Beginning of period	176,318,991	290,956,703

End of period*	$172,438,615	$176,318,991

* Accumulated distributions in excess of investment income — net	$(16,547,932)	—

† A portion of dividends from the net investment income may be deemed a tax return of capital at fiscal year end.

  See Notes to Financial Statements.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	13

Financial Highlights

	For the Six Months Ended June 30, 2009 (Unaudited)					For the Period March 31, 2005(a) to December 31, 2005
			For the Year Ended
			December 31,
The following per share data and ratios have been derived from information provided in the financial statements.
			2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$9.96		$16.59	$17.65	$17.62	$19.10

Investment income — net(b)	.06		.17	.17	.17	.13
Realized and unrealized gain (loss) — net	.60		(4.80)	.77	1.86	.42

Total from investment operations	.66		(4.63)	.94	2.03	.55

Less dividends and distributions from:
Investment income — net	(1.00	)(c)	(.17)	(.17)	(.17)	(.13)
Realized gain — net	—		—	(.78)	(1.64)	(.74)
Tax return of capital	—		(1.83)	(1.05)	(.19)	(1.13)

Total dividends and distributions	(1.00)		(2.00)	(2.00)	(2.00)	(2.00)

Offering costs resulting from the issuance of Common Stock	—		—	—	—	(.03)

Net asset value, end of period	$9.62		$9.96	$16.59	$17.65	$17.62

Market price per share, end of period	$10.37		$9.17	$15.40	$18.90	$16.40

Total Investment Return(d)

Based on net asset value per share	6.39	%(e)	(29.26%)	5.75%	11.99%	3.11	%(e)

Based on market price per share	24.57	%(e)	(29.84%)	(8.33%)	28.84%	(8.35	%)(e)

Ratios to Average Net Assets

Expenses	1.14	%(f)	1.07%	1.06%	1.07%	1.03	%(f)

Investment income — net	1.34	%(f)	1.21%	.98%	.92%	.96	%(f)

Supplemental Data

Net assets, end of period (in thousands)	$172,439		$176,319	$290,957	$306,586	$302,299

Portfolio turnover	3%		13%	5%	6%	17%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	A portion of dividends from net investment income may be deemed a tax return of capital at fiscal year end.

(d)

Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(e)	Aggregate total investment return.

(f)	Annualized.

See Notes to Financial Statements.

14	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

S&P 500® Covered Call Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The expected termination date of the Fund is on or about March 31, 2010. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol BEP.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	15

Notes to Financial Statements (continued)

b) Real Estate Investment Trusts (“REITs”) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain (loss).

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133(a)	Assets	Amount	Liabilities	Amount

Equity Options	—	—	Options written, at value	$2,366,280
Futures Contracts	Cash collateral on financial futures contracts	$1,309,500	Variation margin payable	$82,935

Statement of Operations for the six months ended June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133(a)	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Written Equity Options	$6,019,394	$(879,512)
Futures Contracts	$2,703,134	$(385,322)

16	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2009, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. Portions of the distributions paid by the fund during the year ended December 31, 2008 were characterized as a tax return of capital.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	17

Notes to Financial Statements (concluded)

2. Investment Advisory and Management Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

In addition, IQ Advisors has entered into a Subadvisory Agreement with Oppenheimer Capital LLC (the “Subadviser”) Pursuant to the agreement, the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. has a substantial financial interest in BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for six months ended June 30, 2009 were $4,670,418 and $20,844,285, respectively.

Transactions in call options written for the six months ended June 30, 2009 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, at beginning of period	1,997	$6,490,696
Options written	12,595	37,344,327
Options closed	(8,618)	(25,554,716)
Options expired	(4,096)	(14,426,648)

Outstanding call options written, at end of period	1,878	$3,853,659

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding for the six months ended June 30, 2009 and the year ended December 31, 2008 increased by 218,290 and 163,945 as a result of dividend and distribution reinvestments.

5. Capital Loss Carryforward

As of December 31, 2008, the Fund had a net capital loss carryforward of $74,808,715, all of which expires in 2016. This amount will be available to offset like amounts of any future taxable gains.

18	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	19

www.IQIAFunds.com

S&P 500® Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500® BuyWrite IndexSM.

This report, including the financial information herein, is transmitted to stockholders of S&P 500® Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

S&P 500® Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

#IQBEP — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® Covered Call Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
S&P 500® Covered Call Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
S&P 500® Covered Call Fund Inc.

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® Covered Call Fund Inc.

Date: August 20, 2009